Summary of Material Accounting Policies (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 AED (د.إ)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 AED (د.إ)
Summary of Material Accounting Policies [Line Items]
Description of Conversion rate presentation	Translations of balances in the consolidated balance sheets, consolidated statements of income and comprehensive income, consolidated statements of changes in shareholders’ equity (deficit) and consolidated statements of cash flows from AED into United States dollars (“US dollars”, “USD”, “$”) as of June 30, 2025 are solely for the convenience of the readers and are calculated at the rate of $1.00 = AED3.672 representing the exchange rate set forth on June 30, 2025. AED has been pegged to the US dollar at the rate of $1.00 to AED3.672 since 1997.	Translations of balances in the consolidated balance sheets, consolidated statements of income and comprehensive income, consolidated statements of changes in shareholders’ equity (deficit) and consolidated statements of cash flows from AED into United States dollars (“US dollars”, “USD”, “$”) as of June 30, 2025 are solely for the convenience of the readers and are calculated at the rate of $1.00 = AED3.672 representing the exchange rate set forth on June 30, 2025. AED has been pegged to the US dollar at the rate of $1.00 to AED3.672 since 1997.	Translations of balances in the consolidated balance sheets, consolidated statements of income and comprehensive income, consolidated statements of changes in shareholders’ equity (deficit) and consolidated statements of cash flows from AED into United States dollars (“US dollars”, “USD”, “$”) as of December 31, 2024 are solely for the convenience of the readers and are calculated at the rate of $1.00 = AED3.672 representing the exchange rate set forth on December 31, 2024. AED has been pegged to the US dollar at the rate of $1.00 to AED3.672 since 1997.	Translations of balances in the consolidated balance sheets, consolidated statements of income and comprehensive income, consolidated statements of changes in shareholders’ equity (deficit) and consolidated statements of cash flows from AED into United States dollars (“US dollars”, “USD”, “$”) as of December 31, 2024 are solely for the convenience of the readers and are calculated at the rate of $1.00 = AED3.672 representing the exchange rate set forth on December 31, 2024. AED has been pegged to the US dollar at the rate of $1.00 to AED3.672 since 1997.
Intangible asset useful life	4 years	4 years	4 years	4 years
Corporate tax rate exceed	0.00%	0.00%	0.00%	0.00%
Taxable income tax (in Dirhams) | د.إ		د.إ 375,000		د.إ 375,000
Right-of-use asset (in Dollars) | $
Cayman Islands [Member]
Summary of Material Accounting Policies [Line Items]
Corporate tax rate	0.00%	0.00%	0.00%	0.00%
UAE [Member]
Summary of Material Accounting Policies [Line Items]
Corporate tax rate	9.00%	9.00%	9.00%	9.00%